Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2016
SHARE-BASED COMPENSATION [Abstract]
Schedule of share option activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
		US$
Balance at June 30, 2015	10,568,174	3.13	2.26
Granted	50,000	7.42	4.53
Exercised	(2,945,616)	2.75
Expired	(196,568)	2.02
Forfeited	(1,168,908)	6.05
Balance at June 30, 2016	6,307,082	2.84	1.54
Vested and exercisable at June 30, 2016	4,464,070	2.32	0.85

Schedule of assumptions used in binomial option-pricing model
	For the Year Ended June 30,
	2014	2016
Risk-free interest rate (per annum)	1.28%~2.78%	1.45%
Contractual life of the option	6	5
Expected dividend yield	0%	0%
Expected volatility	47.19%~55.10%	40.96%
Post-vesting forfeiture rate	0%	0%